NAA MID GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 98.5%
	Communications - 2.7%
8,137	EchoStar Corporation, Class A(a)	$ 825,905
1,646	Expedia Group, Inc.	421,178
2,068	Fox Corporation, Class A	107,867
9,920	New York Times Company (The), Class A	694,202
		2,049,152
	Consumer Discretionary - 6.6%
1,074	Abercrombie & Fitch Company, Class A(a)	96,671
3,547	Boyd Gaming Corporation	313,307
2,459	Burlington Stores, Inc.(a)	779,011
10,446	Chewy, Inc., Class A(a)	205,264
4,195	Churchill Downs, Inc.	376,040
1,358	Crocs, Inc.(a)	163,829
1,684	Grand Canyon Education, Inc.(a)	240,997
3,308	Planet Fitness, Inc., Class A(a)	172,578
574	Ralph Lauren Corporation	230,409
10,624	Somnigroup International, Inc.	832,922
4,148	Texas Roadhouse, Inc.	801,518
941	TKO Group Holdings, Inc.	189,433
3,987	Travel + Leisure Company	304,726
1,812	Wingstop, Inc.	314,219
		5,020,924
	Consumer Staples - 3.4%
2,558	elf Beauty, Inc.(a)	189,292
3,531	Five Below, Inc.(a)	634,838
15,465	Hims & Hers Health, Inc.(a)	536,172
2,067	Ollie's Bargain Outlet Holdings, Inc.(a)	158,911
4,511	Philip Morris International, Inc.	816,085
2,612	Sprouts Farmers Market, Inc.(a)	220,923
		2,556,221
	Energy - 3.5%
4,801	DT Midstream, Inc.	704,499
1,630	First Solar, Inc.(a)	384,615
21,300	TechnipFMC plc	1,412,189

NAA MID GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 98.5% (Continued)
	Energy - 3.5% (Continued)
2,033	Weatherford International PLC	$ 165,690
		2,666,993
	Financials - 6.8%
6,555	Carlyle Group, Inc. (The)	276,031
2,057	Cullen/Frost Bankers, Inc.	317,848
4,374	East West Bancorp, Inc.	564,639
1,592	Evercore, Inc., Class A	543,572
1,407	Hamilton Lane, Inc., Class A	110,914
1,912	Houlihan Lokey, Inc.	256,457
7,118	Interactive Brokers Group, Inc., Class A	619,551
1,419	Kinsale Capital Group, Inc.	468,000
7,033	MGIC Investment Corporation	198,330
1,179	Primerica, Inc.	335,072
1,488	RenaissanceRe Holdings Ltd.	471,548
4,849	Ryan Specialty Holdings, Inc.	183,098
3,514	SEI Investments Company	308,213
7,106	SLM Corporation	184,330
5,542	Stifel Financial Corporation	386,665
		5,224,268
	Health Care - 11.5%
2,195	Amgen, Inc.	794,853
3,055	Dexcom, Inc.(a)	205,754
6,516	Encompass Health Corporation	658,637
3,699	Ensign Group, Inc. (The)	592,950
7,551	Globus Medical, Inc., Class A(a)	596,605
7,213	Halozyme Therapeutics, Inc.(a)	564,562
5,497	HealthEquity, Inc.(a)	496,489
2,784	Lantheus Holdings, Inc.(a)	308,857
1,417	Medpace Holdings, Inc.(a)	750,429
6,597	Neurocrine Biosciences, Inc.(a)	1,111,826
2,371	Penumbra, Inc.(a)	748,643
4,848	Tenet Healthcare Corporation(a)	906,964
1,851	United Therapeutics Corporation(a)	1,002,927
		8,739,496

NAA MID GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 98.5% (Continued)
	Industrials - 30.7%
3,940	AECOM	$ 275,012
694	Allegion plc	97,500
8,163	ATI, Inc.(a)	1,608,927
1,259	Belden, Inc.	150,967
5,623	BWX Technologies, Inc.	1,094,517
2,879	Chart Industries, Inc.(a)	601,538
1,667	Clean Harbors, Inc.(a)	498,016
5,840	Cognex Corporation	422,933
597	Comfort Systems USA, Inc.	1,183,224
5,315	Core & Main, Inc., Class A(a)	256,449
1,772	Curtiss-Wright Corporation	1,342,751
5,039	Donaldson Company, Inc.	452,351
1,928	Dycom Industries, Inc.(a)	974,778
713	EMCOR Group, Inc.	591,704
8,678	Flowserve Corporation	643,560
2,033	General Dynamics Corporation	720,170
4,083	H&R Block, Inc.	155,481
5,039	ITT, Inc.	996,513
12,154	Kratos Defense & Security Solutions, Inc.(a)	605,998
4,212	MasTec, Inc.(a)	1,752,445
5,089	Mueller Industries, Inc.	625,591
6,490	Nextpower, Inc., Class A(a)	773,219
1,068	Novanta, Inc.(a)	173,272
9,952	nVent Electric PLC	1,687,958
9,088	RB Global, Inc.	1,058,298
3,281	SPX Technologies, Inc.(a)	804,403
16,649	Tetra Tech, Inc.	480,990
1,821	TopBuild Corporation(a)	645,599
541	United Rentals, Inc.	612,893
3,970	Vontier Corporation	115,130
1,721	Watts Water Technologies, Inc., Class A	673,686
3,284	Woodward, Inc.	1,397,145
		23,473,018

NAA MID GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 98.5% (Continued)
	Materials - 3.9%
2,861	Carpenter Technology Corporation	$ 1,764,778
1,047	Eagle Materials, Inc.	235,575
7,194	Newmont Corporation	671,920
1,313	Simpson Manufacturing Company, Inc.	274,877
		2,947,150
	Real Estate - 4.1%
6,232	Equity LifeStyle Properties, Inc.	401,652
7,544	Gaming and Leisure Properties, Inc.	335,934
3,397	Lamar Advertising Company, Class A	529,864
10,576	Omega Healthcare Investors, Inc.	504,264
2,003	Simon Property Group, Inc.	447,971
3,771	Ventas, Inc.	334,865
7,560	WP Carey, Inc.	540,540
		3,095,090
	Technology - 24.6%
4,084	Amkor Technology, Inc.	352,163
1,499	Appfolio, Inc., A(a)	240,365
4,637	Ciena Corporation(a)	2,274,726
1,982	Cirrus Logic, Inc.(a)	294,386
5,547	Coherent Corp.(a)	2,188,126
1,740	CommVault Systems, Inc.(a)	246,610
2,012	Crowdstrike Holdings, Inc., Class A(a)	1,535,437
11,156	DocuSign, Inc.(a)	495,550
9,248	Doximity, Inc., Class A(a)	191,804
11,645	Dropbox, Inc., CLASS A(a)	319,888
20,225	Dynatrace, Inc.(a)	888,080
14,254	Everpure, Inc., Class A(a)	1,123,073
4,875	Guidewire Software, Inc.(a)	599,869
4,666	MACOM Technology Solutions Holdings, Inc.(a)	1,774,806
2,372	Manhattan Associates, Inc.(a)	330,301
3,455	MKS, Inc.	1,536,784
767	Morningstar, Inc.	119,667
10,116	Okta, Inc.(a)	1,380,328
1,691	Onto Innovation, Inc.(a)	639,959

NAA MID GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 98.5% (Continued)
	Technology - 24.6% (Continued)
2,797	Paylocity Holding Corporation(a)	$ 292,370
2,471	Qualys, Inc.(a)	339,738
8,111	Rambus, Inc.(a)	1,076,654
2,969	Shift4 Payments, Inc., Class A(a)	144,413
1,212	Silicon Laboratories, Inc.(a)	264,895
1,496	Workday, Inc., Class A(a)	183,140
		18,833,132
	Utilities - 0.7%
2,098	Constellation Energy Corporation	521,080

	TOTAL COMMON STOCKS (Cost $62,013,312)	75,126,524

	EXCHANGE-TRADED FUNDS — 1.1%
	Equity - 1.1%
3,668	iShares Russell Mid-Cap Growth ETF	537,031
2,545	iShares S&P Mid-Cap 400 Growth ETF	299,038
	TOTAL EXCHANGE-TRADED FUNDS (Cost $784,671)	836,069

	TOTAL INVESTMENTS - 99.6% (Cost $62,797,983)	$ 75,962,593
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.4%	318,788
	NET ASSETS - 100.0%	$ 76,281,381

(a)	Non-income producing security.

ETF – Exchange-Traded Fund

Ltd. – Limited Company

PLC – Public Limited Company